SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred tax assets, gross	$ 54,462	$ 17,564
Less: valuation allowance	(54,462)	(17,564)
Deferred tax assets
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	54,462	17,564
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards